Tax Matters - Current Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current tax assets
Income tax receivable	$ 12,072	$ 27,930
Current tax liabilities
Income tax payable	2,538	3,048
Net tax assets	$ 9,534	$ 24,882